SEGMENT DISCLOSURES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Exploration [Member]
Disclosure Of Segments [Line Items]
Costs incurred in Chile	$ 1,799	$ 2,957